PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2013	2012
Cost:
Computers and peripheral equipment	$111,394	$104,883
Office furniture and equipment	12,979	16,149
Leasehold improvements	25,540	23,261

	149,913	144,293
Accumulated depreciation:
Computers and peripheral equipment	84,737	80,179
Office furniture and equipment	9,647	12,823
Leasehold improvements	11,186	10,013

	105,570	103,015

Depreciated cost	$44,343	$41,278